Corporate Information	12 Months Ended
Apr. 30, 2024
Corporate Information
Corporate Information	Corporate Information

Uranium Royalty Corp. ("URC" or "the Company") is a company incorporated in Canada on April 21, 2017 and domiciled in Canada. URC is principally engaged in acquiring and assembling a portfolio of royalties, investing in companies with exposure to uranium and physical uranium. The Company also engages in the purchase and sale of physical uranium from time to time. The registered office of the Company is located at 1000 Cathedral Place, 925 West Georgia Street, Vancouver, British Columbia, V6C 3L2, Canada. The principal address of the Company is 1188 West Georgia Street, Suite 1830, Vancouver, British Columbia, V6E 4A2, Canada.

The Company was listed on the TSX Venture Exchange (the "TSX-V"). Effective as of market close on July 5, 2023, the Company was delisted from the TSX-V and effective on July 6, 2023, the Company is listed on the Toronto Stock Exchange (the "TSX" and together with the TSX-V, as applicable, the "Exchange"). The Company's common shares and common share purchase warrants, each of which is exercisable into one common share at an exercise price of $2.00 per share until December 6, 2024 (the "Listed Warrants"), are listed on the TSX under the symbols "URC" and "URC.WT", respectively. The Company's common shares are traded on the NASDAQ Capital Market under the symbol "UROY".